Exceptional items, Summary of Costs, Divestiture and Tax (Details) $ in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2021 USD ($)	Oct. 31, 2021 USD ($) Patent	Oct. 31, 2020 USD ($)	Oct. 31, 2019 USD ($)
Exceptional items summary [Abstract]
Cost of sales		$ 776.3	$ 702.7	$ 789.9
Selling and distribution expenses		1,344.6	1,112.1	1,224.8
Research and development expenses		521.8	513.6	491.2
Administrative expenses		522.8	3,334.0	620.8
Legal settlement amount		67.5
Goodwill impairment charge		0.0	2,799.2
Taxation		82.7	(34.2)	16.0
(Gain)/loss on disposal of discontinued operation		(10.7)	(5.1)	(1,487.2)
Gain on disposal of Atalla		0.0	0.0	3.7
Exceptional Items Adjustments [Member]
Exceptional items summary [Abstract]
Cost of sales		2.6	4.0	12.6
Selling and distribution expenses		4.8	12.9	8.4
Research and development expenses		0.4	0.9	0.5
Administrative expenses		240.1	2,993.8	273.7
Integration costs		98.0	152.6	245.9
Divestiture costs		2.3
Property-related costs		11.1	15.2	16.3
Severance and legal costs		27.3	33.7	32.1
Legal settlement and associated costs		75.4	0.0	0.0
Legal settlement amount	$ 67.5	0.0
Other restructuring costs		31.7	10.7	0.0
Goodwill impairment charge		0.0	2,799.2	0.0
Taxation		76.3	38.7	54.3
Tax exceptional item		19.1	(19.1)	0.0
(Gain)/loss on disposal of discontinued operation		(10.7)	2.2	(1,458.5)
Payments in relation to the EU State Aid case		46.8	0.0	0.0
Gain on disposal of Atalla		$ 0.0	0.0	3.7
Exceptional Items Adjustments [Member] | Patent Litigation [Member]
Exceptional items summary [Abstract]
Number of patents alleged under infringement lawsuit | Patent		3
Exceptional Items Adjustments [Member] | Streamworx and Full 360 [Member]
Exceptional items summary [Abstract]
Acquisition costs		$ 1.3
Exceptional Items Adjustments [Member] | Atar Labs [Member]
Exceptional items summary [Abstract]
Acquisition costs			0.2
Exceptional Items Adjustments [Member] | Interset Software Inc. [Member]
Exceptional items summary [Abstract]
Acquisition costs				1.5
Divestiture costs				2.1
Exceptional Items Adjustments [Member] | SUSE [Member]
Exceptional items summary [Abstract]
(Gain)/loss on disposal of discontinued operation		$ (10.7)	$ 2.2	$ 1,458.5